Income and mining taxes (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Non-capital losses [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses for which no deferred tax asset recognised	$ 43,134	$ 44,451
Non-capital losses [Member] | United States [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Maximum taxable income limit percentage	80.00%
Capital losses [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses for which no deferred tax asset recognised	$ 183,228	154,560
Other [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deductible temporary differences for which no deferred tax asset is recognised	482,944	255,938
Mining tax effect of temporary differences recognized [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deductible temporary differences for which no deferred tax asset is recognised	$ 9,695	$ 10,198